Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Other Operating Expenses

Other operating expenses
	2017	2016	2015
IT related expenses[1]	737	740	753
Office expenses	587	580	618
Advertising and public relations	455	404	418
Travel and accommodation expenses	178	169	166
External advisory fees	353	320	246
Audit and non-audit services	22	19	18
Postal charges	50	48	56
Depreciation of property and equipment	319	330	327
Amortisation of intangible assets	179	187	270
Impairments and reversals on property and equipment and intangibles	18	107	27
Regulatory costs	901	845	620
Addition/(unused amounts reversed) of provision for reorganisations and relocations	–5	1,189	165
Addition/(unused amounts reversed) of other provisions	167	213	7
Contributions and subscriptions	91	82	68
Other	575	342	595

	4,627	5,575	4,354

1	Computer costs is renamed to IT related expenses

Summary of Audit and Non-audit Services

Total audit and non-audit services include the following fees for services provided by the Group’s auditor.

Fees of Group’s auditors
	2017	2016	2015
Audit fees	18	15	16
Audit related fees	1	1	1
Tax fees			1

Total[1]	19	16	18

1	The Group auditors did not provide any non-audit services except tax services in 2015. In 2016 and 2017 no non-audit services were provided.

Summary of Impairments and reversals of property and equipment and intangibles

Impairments and reversals of property and equipment and intangibles
	Impairment losses			Reversals of impairments			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Property and equipment	10	65	17	–24	–5	–14	–14	60	3
Property development	2	3	9				2	3	9
Software and other intangible assets	30	44	15				30	44	15

(Reversals of) other impairments	42	112	41	–24	–5	–14	18	107	27